Note 5 - Long-term Bank Loans	3 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Long-term Debt [Text Block]
5.	Long-Term Bank Loans

Long-term debt represents bank loans of the Company. Outstanding long-term debt as of
December 31, 2020
and
March 31, 2021
is as follows:

Borrower	December 31, 2020	March 31, 2021
Joanna Maritime Ltd. / Jonathan John Shipping Ltd. / Corfu Navigation Ltd. / Bridge Shipping Ltd. / Noumea Shipping Ltd. / Gregos Shiping Ltd.	24,625,000	23,850,000
Diamantis Shipowners Ltd.	3,026,300	2,865,840
Kea Shipowners Ltd. / Spetses Shipowners Ltd. / Hydra Shipowners Ltd.	11,150,000	10,700,000
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	28,500,000	27,700,000
	67,301,300	65,115,840
Less: Current portion	(20,891,840)	(21,391,840)
Long-term portion	46,409,460	43,724,000
Deferred charges, current portion	246,520	246,520
Deferred charges, long-term portion	189,432	140,152
Long-term bank loans, current portion net of deferred charges	20,645,320	21,145,320
Long-term bank loans, long-term portion net of deferred charges	46,220,028	43,583,848

Loan from related party, current
Euroseas Ltd.	2,500,000	-

The future annual loan repayments are as follows:

To March 31:
2022	21,391,840
2023	14,924,000
2024	28,800,000
Total	65,115,840

Details of the loans are discussed in Note
8
of our consolidated financial statements for the year ended
December 31, 2020
included in the
2020
Annual Report.

In
March 2021,
the Company agreed with
one
of its lenders to prepay an amount of
$0.9
million, representing the installments of the
third
and
fourth
quarter of
2020,
which were previously deferred to be repaid together with the respective balloon instalment. The prepayment took place on
May 7, 2021.

The Company's bank loans are secured with
one
or more of the following:

•	first priority mortgage over the respective vessels on a joint and several basis.
•	first assignment of earnings and insurance.
•	a corporate guarantee of Euroseas Ltd.
•	a pledge of all the issued shares of each borrower.

The loan agreements contain covenants such as minimum requirements regarding the security cover ratio (the ratio of fair value of vessel to outstanding loan less cash in retention accounts ranging from
110%
to
140%
), restrictions as to changes in management and ownership of the ship-owning companies, distribution of profits or assets (i.e.
not
permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender's prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of the Company's subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to
$2,245,010
and
$2,241,432
as of
December 31, 2020
and
March 31, 2021,
respectively, and are included in "Restricted cash" under "Current assets" and "Long-term assets" in the unaudited condensed consolidated balance sheets. As of
March 31, 2021,
the Company satisfied all its debt covenants.

Interest expense, including loan fee amortization for the
three
-month periods ended
March 31, 2020
and
2021
amounted to
$1,251,412
and
$694,307,
respectively.